Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0002023730
Registrant Name	GigCapital7 Corp.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A